Sales and other operating revenues	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Sales and other operating revenues	Sales and other operating revenues

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2024	2023	2024	2023
By segment
gas & low carbon energy	5,809	10,428	14,484	28,314
oil production & operations	6,659	5,777	13,091	11,930
customers & products	41,100	38,051	80,995	76,933
other businesses & corporate	526	590	1,132	1,328
	54,094	54,846	109,702	118,505

Less: sales and other operating revenues between segments
gas & low carbon energy	371	840	641	1,376
oil production & operations	5,982	5,236	11,895	11,497
customers & products	25	(180)	318	(36)
other businesses & corporate	417	412	669	948
	6,795	6,308	13,523	13,785

External sales and other operating revenues
gas & low carbon energy	5,438	9,588	13,843	26,938
oil production & operations	677	541	1,196	433
customers & products	41,075	38,231	80,677	76,969
other businesses & corporate	109	178	463	380
Total sales and other operating revenues	47,299	48,538	96,179	104,720

By geographical area
US	20,340	20,065	40,198	39,225
Non-US	36,832	38,492	76,040	84,842
	57,172	58,557	116,238	124,067
Less: sales and other operating revenues between areas	9,873	10,019	20,059	19,347
	47,299	48,538	96,179	104,720

Revenues from contracts with customers
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	538	520	1,086	1,157
Oil products	32,548	31,218	62,388	61,359
Natural gas, LNG and NGLs	4,987	5,841	10,738	15,485
Non-oil products and other revenues from contracts with customers	3,108	2,750	6,036	4,622
Revenue from contracts with customers	41,181	40,329	80,248	82,623
Other operating revenues(a)	6,118	8,209	15,931	22,097
Total sales and other operating revenues	47,299	48,538	96,179	104,720

(a)Principally relates to commodity derivative transactions including sales of bp own production in trading books.